INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Current income tax charge	₽ 14,480	₽ 20,089	₽ 15,151
Prior period tax adjustments	159	(173)	(490)
Total current income tax	14,639	19,916	14,661
Deferred tax	(991)	(4,556)	1,394
Income tax expense on continuing operations	13,648	15,360	16,055
Tax effect from the discontinued operations	₽ (32)	₽ 43	₽ (1,075)
Russia
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax rate on dividends paid	13.00%	13.00%	13.00%